UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08822

CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact name of registrant as specified in charter)

       140 Broadway, New York, New York, 10005

(Address of principal executive offices)     (Zip code)

CT Corporation System

115 Federal Street

Suite 700, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 626 3863

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedules of Investments

Wellington Shields All-Cap Fund
		Schedule of Investments
		August 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
4,500	L3Harris Technologies, Inc.	$ 951,345
2,750	Raytheon Company	509,630
		1,460,975	4.88%

Banks
5,100	First Republic Bank	457,572
8,000	JPMorgan Chase & Co.	878,880
		1,336,452	4.46%

Building Products
14,500	Fortune Brands Home & Security, Inc.	740,370	2.47%

Capital Markets
19,000	Apollo Global Management, Inc.	716,870
2,000	Blackrock Inc.	845,120
19,900	The Blackstone Group L.P.	990,224
		2,552,214	8.52%

Commercial Services & Supplies
3,000	Cintas Corporation	791,400	2.64%

Diversified Telecommunication Services
7,000	Verizon Communications, Inc.	407,120	1.36%

Entertainment
5,000	Activision Blizzard, Inc .	253,000
2,700	Electronic Arts, Inc. *	252,936
2,000	Take-Two Interactive Software, Inc. *	263,940
6,800	The Walt Disney Company	933,368
		1,703,244	5.68%

Equity Real Estate Investment Trusts
28,000	Weyerhaeuser Company	736,680	2.46%

Health Care Equipment & Supplies
3,300	Becton, Dickinson and Company	837,936
3,800	Edwards Lifesciences Corporation *	842,992
		1,680,928	5.61%

Health Care Providers & Services
12,000	CVS Health Corporation	731,040	2.44%

Household Products
6,000	The Procter & Gamble Company	721,380	2.41%

Insurance
19,000	Fidelity National Financial, Inc.	834,860	2.79%

Internet & Direct Marketing Retail
3,500	Alibaba Group Holding Limited * **	612,605
500	Alphabet, Inc. - Class A *	595,265
92	Alphabet, Inc. - Class C *	109,305
500	Amazon.com, Inc. *	888,145
		2,205,320	7.36%

IT Services
2,300	Accenture Plc - Class A (United Kingdom)	455,791
3,807	Fidelity National Information Services Inc.	518,590
3,750	Mastercard Incorporated	1,055,138
		2,029,518	6.77%

Life Sciences Tools & Services
3,000	Thermo Fisher Scientific Inc.	861,180	2.87%

Metals & Mining
37,500	Wheaton Precious Metals Corp. (Canada)	1,102,875	3.68%

Multiline Retail
8,000	Target Corporation	856,320	2.86%

Oil, Gas & Consumable Fuels
13,000	Cheniere Energy, Inc. *	776,230
49,000	Kinder Morgan, Inc.	993,230
		1,769,460	5.91%

Software
7,400	Microsoft Corporation	1,020,164
5,500	salesforce.com, inc. *	858,385
2,000	ServiceNow, Inc. *	523,680
		2,402,229	8.02%

Specialty Retail
6,500	Lowe's Companies, Inc.	729,300	2.43%

Total Common Stocks (Cost $20,329,947)		25,652,865	85.62%

EXCHANGE TRADED FUNDS
Fixed Income Funds
29,500	PIMCO Enhanced Short Maturity Active ETF	3,001,920	10.02%
Total Exchange Traded Funds (Cost $3,002,098)		3,001,920

MONEY MARKET FUNDS
2,420,751	First American Treasury Obligations Fund -
	Class X 2.01% ***	2,420,751	8.08%
Total Money Market Funds (Cost $2,420,751)		2,420,751

Total Investment Securities (Cost $25,752,796)		31,075,536	103.72%

Liabilities in Excess of Other Assets		(1,115,065)	-3.72%

Net Assets		$ 29,960,471	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at August 31, 2019.

See accompanying notes to Schedules of Investments.

Wellington Shields Small-Cap Fund
		Schedule of Investments
	August 31, 2019 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
6,000	Mercury Systems, Inc. *	$ 513,780	3.90%

Banks
10,000	Bryn Mawr Bank Corporation	341,000	2.59%

Chemicals
4,000	The Scotts Miracle-Gro Company	425,280
4,500	Stepan Company	429,255
		854,535	6.50%

Commercial Services & Supplies
8,000	McGrath RentCorp	512,240	3.89%

Construction & Engineering
5,500	Granite Construction Incorporated	156,420	1.19%

Diversified Telecommunication Services
32,500	Iridium Communications Inc. *	785,850	5.97%

Electrical Equipment
20,000	TPI Composites, Inc. *	352,800	2.68%

Electronic Equipment, Instruments & Components
15,000	KEMET Corporation	251,250
4,000	OSI Systems, Inc.	420,040
5,500	ScanSource, Inc. *	155,430
		826,720	6.29%

Health Care Equipment & Supplies
8,000	Merit Medical Systems, Inc. *	278,240	2.11%

Health Care Providers & Services
7,500	AMN Healthcare Services, Inc. *	438,000
7,000	Encompass Health Corporation	425,530
		863,530	6.57%

Hotels, Restaurants & Leisure
2,500	Cracker Barrel Old Country Store, Inc.	413,500	3.14%

Household Durables
5,000	LGI Homes, Inc. *	407,550	3.10%

IT Services
6,500	ExlService Holdings, Inc. *	440,050	3.34%

Leisure Products
14,000	YETI Holdings, Inc. *	395,500	3.01%

Machinery
6,500	Chart Industries, Inc.	408,460	3.10%

Media
9,500	Gray Television, Inc. *	145,350	1.10%

Oil, Gas & Consumable Fuels
3,000	Penn Virginia Corporation *	85,500	0.65%

Semiconductors & Semiconductor Equipment
8,000	Ichor Holdings, Ltd. *	170,080	1.29%

Trading Companies & Distributors
5,000	Air Lease Corporation	207,700
9,000	H&E Equipment Services, Inc.	218,610
		426,310	3.25%

Total Common Stocks (Cost $6,628,855)		8,377,415	63.67%

EXCHANGE TRADED FUNDS
Equity Funds
4,100	Invesco S&P SmallCap Health Care ETF	470,762
9,500	VanEck Vectors Junior Gold Miners ETF	389,975
		860,737	6.54%

Fixed Income Funds
24,500	PIMCO Enhanced Short Maturity Active ETF	2,493,120	18.95%
Total for Exchange Traded Funds (Cost $3,319,990)		3,353,857	25.49%

MONEY MARKET FUNDS
2,337,391	First American Treasury Obligations Fund -
	Class X 2.01% ***	2,337,391	17.77%
Total Money Market Funds (Cost $2,337,391)		2,337,391	17.77%

Total Investment Securities (Cost $12,286,236)		14,068,663	106.93%

Liabilities in Excess of Other Assets		(911,598)	-6.93%

Net Assets		$ 13,157,065	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at August 31, 2019.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

CAPITAL MANAGEMENT INVESTMENT TRUST

August 31, 2019

 (Unaudited)

Organization

The Wellington Shields All-Cap Fund and the Wellington Shields Small-Cap Fund, formerly, the Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund, respectively, (collectively the Funds and individually the All-Cap Fund and the Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are generally carried at their market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the- counter market are generally valued at the NASDAQ Official Closing Price. Investment companies are valued at net asset value. Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of August 31, 2019:

All-Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$25,652,865	$ 0	$0	$25,652,865
Exchange Traded Funds	3,001,920	0	0	3,001,920
Money Market Funds	0	2,420,751	0	2,420,751
Total	$28,654,785	$2,420,751	$0	$31,075,536

Small-Cap Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,337,415	$ 0	$0	$8,337,415
Exchange Traded Funds	3,353,857	0	0	3,353,857
Money Market Funds	0	2,337,391	0	2,337,391
Total	$11,691,272	$2,337,391	$0	$14,028,663

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three-month period ended August 31, 2019.

Written Options

The All-Cap Fund and Small-Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Purchased Options

The Funds may purchase call options. As holders of a call option, the Funds have the right to purchase the underlying security at the exercise price at any time during the option period. The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Funds may also purchase call options on relevant stock indices. Call options may also be purchased by the Funds for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Funds to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Funds are partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Funds may also purchase call options on underlying securities it owns to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Funds’ current return. For example, where the Funds have written a call option on an underlying security having a current market value below the price at which such security was purchased by the Funds, an increase in the market price could result in the exercise of the call option written by the Funds and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

A call option will be recorded as an asset in the Funds’ Statements of Assets and Liabilities, with its initial value set as the premium paid by the Funds when purchasing it. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the Funds’ net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

Derivatives Transactions

There were no purchased or written call option outstanding at August 31, 2019 for the All-Cap Fund or the Small-Cap Fund.

Realized and unrealized gains and losses on derivatives contracts entered into by All-Cap Fund during the three month period ended August 31, 2019, are recorded in the following locations in the Statement of Operations:

All-Cap Fund:
Equity Contracts	Location	Realized Gain/(Loss)	Location	Total
Option written	Net realized gain on	$3,744	Net change in unrealized	$0
	options written		appreciation on options written

The total notional amount of call option written by the All-Cap Fund during the three month period ending August 31, 2019 was $810,000.

There were no derivative transactions in the Small-Cap Fund during the three month period ended August 31, 2019.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of August 31, 2019 are noted below.

	All-Cap Fund	Small-Cap Fund
Cost of Investments	$25,752,796	$12,286,236
Gross Unrealized Appreciation	$5,847,228	$2,284,857
Gross Unrealized Depreciation	($524,488)	($502,430)
Net Unrealized Appreciation
(Depreciation) on Investments	$5,322,740	$1,782,427

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL MANAGEMENT INVESTMENT TRUST

By: /s/W. Jameson McFadden

       W. Jameson McFadden

       Principal Executive Officer and Principal Financial Officer

Date:                    10-7-19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/W. Jameson McFadden

       W. Jameson McFadden

       Principal Executive Officer and Principal Financial Officer

Date:                    10-7-19